Offerings - Offering: 1	May 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	3,087,152
Proposed Maximum Offering Price per Unit	79.10
Maximum Aggregate Offering Price	$ 244,193,723.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 33,723.15
Offering Note	Note 1a. This registration statement shall also cover any additional shares of common stock, par value $0.01 per share (the "Common Stock"), of the registrant which become issuable with respect to the shares of Common Stock registered hereunder for issuance under the Piper Sandler Companies Amended and Restated 2003 Annual and Long-Term Incentive Plan (as amended and restated May 17, 2023) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrant's receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock. Note 1b. Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(h) and Rule 457(c), based on the average of the high and low sale prices per share of Common Stock on May 18, 2026, as reported on the New York Stock Exchange.